Other Income (Details) - EUR (€) € in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Other Income
Grant income		€ 504	€ 76
Other income			4
Total other income	€ 138	€ 504	€ 80